Commitments and contingencies: Future payments (Details) $ in Thousands	Dec. 31, 2021 MXN ($)
Commitments:
Minimum lease payments payable under non-cancellable operating lease	$ 22,947
Not Later Than One Year Member
Commitments:
Minimum lease payments payable under non-cancellable operating lease	6,884
Later than one year
Commitments:
Minimum lease payments payable under non-cancellable operating lease	$ 16,063